Note 1 - Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

Note 1.  Organization and Basis of Presentation

The Company

On May 3, 2019, Adynxx, Inc. (“Adynxx” or the “Company”), formerly known as “Alliqua BioMedical, Inc.,” or Alliqua completed its reverse merger with what was then known as Adynxx, Inc., or Private Adynxx, which we refer to as the Merger. This transaction was accounted for as a reverse merger. See ’Note 3 — Reverse Merger’.

The Company is a clinical stage biopharmaceutical company focused on the development of a new class of therapeutics called transcription factor decoys and bringing to market novel, disease-modifying products to address unmet needs in the treatment of pain and inflammation. The Company is primarily engaged in developing initial product technology, recruiting personnel, conducting clinical trials and raising capital.

Basis of Presentation

These unaudited financial statements represent the condensed consolidated financial statements of Adynxx and, for periods prior to the Merger, the condensed consolidated financial statements of Private Adynxx. The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the instructions of the SEC on Form 10‑Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these unaudited condensed consolidated financial statements contain all adjustments necessary to present fairly the Company’s financial position on a consolidated basis and the consolidated results of operations and cash flows for the interim periods presented. The results of operations for the periods ended September 30, 2018 and 2019 are not necessarily indicative of expected operating results for the full year. The information presented throughout the document as of and for the periods ended September 30, 2018 and 2019 is unaudited. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes thereto as set forth in the Company’s Form 8‑K/A filed with the SEC on June 10, 2019.

All share and per share data, for all periods presented, of the issued and outstanding common stock of Adynxx, Inc., have been retroactively restated to reflect the exchange ratio used in the Merger of 0.0359 shares of capital stock in exchange for each share of Private Adynxx, Inc. capital stock outstanding immediately prior to the Merger (which exchange ratio reflects a 1‑for‑6 reverse stock split of the issued and outstanding capital stock of Alliqua BioMedical, Inc. effected on May 3, 2019 immediately prior to the reverse merger).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amount of assets, liabilities, revenue, costs, expenses and other (expenses) income that are reported in the condensed consolidated financial statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As a result, actual results may be different from these estimates.

Liquidity

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of September 30, 2019, the Company had $331,000 in cash and cash equivalents, had term loans (“Term Loans”), including accrued interest outstanding, of  $3.0 million from Oxford Finance, LLC (“Oxford”), and $6.6 million aggregate principal amount of convertible promissory notes (“Notes”), including accrued interest, outstanding. From inception through September 30, 2019, the Company had an accumulated deficit of approximately $46.3 million. The Company expects to incur substantial losses in future periods. The Company is subject to risks common to companies in the clinical stage, including, but not limited to, development of new products, development of markets and distribution channels, dependence on key personnel, and the ability to obtain additional capital as needed to fund its product development plans. The Company has a limited operating history and has yet to generate any revenues from customers. There is no guarantee that profitable operations, if ever achieved, could be sustained on a continuing basis.

The Company plans to finance its operations and capital funding needs through equity and/or debt financing. However, there can be no assurance that additional funding will be available to the Company on acceptable terms on a timely basis, if at all, or that the Company will generate sufficient cash from operations to adequately fund operating needs or ultimately achieve profitability. The conditions above, among others, raise substantial doubt about the ability of the Company to continue as a going concern within one year after the date of the issuance of the financial statements.

The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1.     Organization and Basis of Presentation

The Company

Adynxx, Inc. (the “Company”) was incorporated on October 24, 2007, in the state of Delaware. The Company  is a clinical-stage pharmaceutical entity that is developing a technology platform  to address pain at its molecular roots. The Company  is primarily engaged in developing initial product  technology, recruiting personnel, and raising capital.

Basis of Presentation

The accompanying financial statements  have been prepared  using accounting  principles generally accepted in the United States of America (“GAAP”).

Liquidity

The accompanying financial statements  have been prepared  assuming the Company  will continue as a going concern. As of December 31, 2018, the Company  had $1.9 million in cash and cash equivalents, had Oxford term loans, or Term Loans, including accrued interest outstanding of $4.2 million, and convertible promissory notes, or Notes, including accrued interest, outstanding to investors of $4.6 million. From inception through  December 31, 2018 the Company  had an accumulated deficit of approximately $37.2 million. The Company  expects to incur substantial losses in future periods. The Company  is subject to risks common to companies in the clinical stage, including, but not limited to, development  of new products, development  of markets and distribution channels, dependence on key personnel, and the ability to obtain additional capital as needed to fund its product  development  plans. The Company  has a limited operating history and has yet to generate any revenues from customers. There is no guarantee  that profitable operations, if ever achieved, could be sustained on a continuing  basis.

The Company  plans to finance its operations and capital funding needs through  equity and/or  debt financing. However, there can be no assurance that additional funding will be available to the Company  on acceptable terms on a timely basis, if at all, or that the Company  will generate sufficient cash from operations to adequately  fund operating  needs or ultimately achieve profitability. The conditions  above, among others, raise substantial doubt  about the ability of the Company  to continue as a going concern within one year after the date of the issuance of the financial statements.

The accompanying financial statements  do not include any adjustments that might result from the outcome of these uncertainties.